Related Party Transactions - Summary of Amounts Due to our Parent (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	$ 3,127	$ 3,076
Long-term lease liability	3,011	4,688
Long-Term borrowing with related party [Member]
Schedule of related Party transactions due to our parent [Line Items]
4.6% Senior Notes with related party	38,673	42,176
A/P and accrued expenses [Member]
Schedule of related Party transactions due to our parent [Line Items]
Royalties and other expenses	467	511
Short-term operating lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	1,290	1,309
Other non-current liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Accrued interest on 4.6% Senior Notes with related party	6,800	6,454
Long-term lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Long-term lease liability	$ 338	$ 1,078